Real Estate and Real Estate-Related Intangibles (Intangible Asset Future Amortization Expense) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Real Estate [Abstract]
2018	$ 5,376
2019	5,376
2020	5,376
2021	5,376
2022	$ 5,376